DEBT (Tables)	12 Months Ended
Dec. 31, 2023
DEBT
Schedule of debt

	2022	2023	2023
	RUB	RUB	$
Convertible debt	522	615	6.9
Loans	50,669	127,233	1,418.6
Liabilities under the reverse factoring programs	—	13,636	152.0
Total debt	51,191	141,484	1,577.5
Less: current portion	(21,306)	(92,046)	(1,026.3)
Total debt, non-current portion	29,885	49,438	551.2